SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Consolidated net revenues Customer A	Dec. 31, 2012 Consolidated net revenues Customer A	Dec. 31, 2011 Consolidated net revenues Customer A	Dec. 31, 2013 Consolidated net revenues Customer B	Dec. 31, 2012 Consolidated net revenues Customer B	Dec. 31, 2011 Consolidated net revenues Customer B	Dec. 31, 2011 Consolidated net revenues Customer C	Dec. 31, 2013 Consolidated net revenues Customer C Maximum	Dec. 31, 2012 Consolidated net revenues Customer C Maximum	Dec. 31, 2012 Consolidated net revenues Customer D	Dec. 31, 2011 Consolidated net revenues Customer D	Dec. 31, 2013 Consolidated net revenues Customer D Maximum	Dec. 31, 2013 Consolidated accounts receivable and amounts due from related parties Customer A	Dec. 31, 2012 Consolidated accounts receivable and amounts due from related parties Customer A	Dec. 31, 2012 Consolidated accounts receivable and amounts due from related parties Customer B	Dec. 31, 2013 Consolidated accounts receivable and amounts due from related parties Customer B Maximum	Dec. 31, 2013 Consolidated accounts receivable and amounts due from related parties Customer C	Dec. 31, 2012 Consolidated accounts receivable and amounts due from related parties Customer C	Dec. 31, 2013 Consolidated accounts receivable and amounts due from related parties Customer D	Dec. 31, 2012 Consolidated accounts receivable and amounts due from related parties Customer D
Concentration of credit risk
Allowance for doubtful accounts	$ 43	261	340	0
Concentration by customer as a percentage of total amount					16.00%	14.00%	13.00%	11.00%	11.00%	11.00%	13.00%	10.00%	10.00%	10.00%	11.00%	10.00%	39.00%	36.00%	11.00%	10.00%	12.00%	24.00%	28.00%	25.00%